FAIR VALUE DISCLOSURES, Part 1 (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
FAIR VALUE DISCLOSURES [Abstract]
Value of collateral-dependent impaired loans that will be reviewed by independent third party, minimum	$ 250,000
Value of collateral-dependent impaired loans that will be reviewed by special assets group, maximum	250,000
Assets [Abstract]
Trading securities	203,000		498,000
Securities available for sale	533,178,000		462,481,000
U.S. Agency [Member]
Assets [Abstract]
Securities available for sale	35,006,000		31,808,000
U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	257,558,000		203,460,000
U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	33,728,000
Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	6,013,000		6,788,000
Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale	32,353,000		45,185,000
Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale	143,415,000		153,678,000
Corporate [Member]
Assets [Abstract]
Securities available for sale	22,664,000		19,137,000
Trust Preferred [Member]
Assets [Abstract]
Securities available for sale	2,441,000		2,425,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	203,000		498,000
Loans held for sale	23,662,000		20,390,000
Derivatives	619,000	[1]	494,000	[1]
Liabilities [Abstract]
Derivatives	366,000	[2]	0	[2]
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale	35,006,000		31,808,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	257,558,000		203,460,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	33,728,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	6,013,000		6,788,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale	32,353,000		45,185,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale	143,415,000		153,678,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale	22,664,000		19,137,000
Fair Value Measurements [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale	2,441,000		2,425,000
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	9,197,000	[3]	7,773,000	[3]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	869,000	[4]	1,997,000	[4]
Land, land development & construction - real estate	354,000	[4]	673,000	[4]
Commercial and industrial	2,601,000	[4]	2,927,000	[4]
Mortgage [Abstract]
1-4 Family	1,306,000	[4]	1,455,000	[4]
Resort Lending			340,000	[4]
Commercial [Abstract]
Income producing - real estate	869,000	[4]	1,997,000	[4]
Land, land development & construction - real estate	354,000	[4]	673,000	[4]
Commercial and industrial	2,601,000	[4]	2,927,000	[4]
Mortgage [Abstract]
1-4 Family	1,306,000	[4]	1,455,000	[4]
Resort Lending			340,000	[4]
Fair Value Measurements [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	479,000	[5]	559,000	[5]
Land, land development & construction - real estate	737,000	[5]	1,047,000	[5]
Mortgage [Abstract]
1-4 Family	102,000	[5]	337,000	[5]
Resort Lending	575,000	[5]	1,257,000	[5]
Commercial [Abstract]
Income producing - real estate	479,000	[5]	559,000	[5]
Land, land development & construction - real estate	737,000	[5]	1,047,000	[5]
Mortgage [Abstract]
1-4 Family	102,000	[5]	337,000	[5]
Resort Lending	575,000	[5]	1,257,000	[5]
Installment [Abstract]
Home equity - 1st lien	13,000	[5]	29,000	[5]
Payment plan receivables [Abstract]
Full refund/partial refund			2,668,000	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Trading securities	203,000		498,000
Securities available for sale	0		0
Derivatives	0		0
Liabilities [Abstract]
Derivatives	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	203,000		498,000
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale	0		0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending			0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending			0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Installment [Abstract]
Home equity - 1st lien	0	[5]	0	[5]
Payment plan receivables [Abstract]
Full refund/partial refund			0	[5]
Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale	533,178,000		462,481,000
Derivatives	619,000		494,000
Liabilities [Abstract]
Derivatives	366,000		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Loans held for sale	23,662,000		20,390,000
Derivatives	619,000	[1]	494,000	[1]
Liabilities [Abstract]
Derivatives	366,000	[2]	0	[2]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale	35,006,000		31,808,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	257,558,000		203,460,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	33,728,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	6,013,000		6,788,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale	32,353,000		45,185,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale	143,415,000		153,678,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale	22,664,000		19,137,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale	2,441,000		2,425,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	0	[3]	0	[3]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending			0	[4]
Commercial [Abstract]
Income producing - real estate	0	[4]	0	[4]
Land, land development & construction - real estate	0	[4]	0	[4]
Commercial and industrial	0	[4]	0	[4]
Mortgage [Abstract]
1-4 Family	0	[4]	0	[4]
Resort Lending			0	[4]
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Commercial [Abstract]
Income producing - real estate	0	[5]	0	[5]
Land, land development & construction - real estate	0	[5]	0	[5]
Mortgage [Abstract]
1-4 Family	0	[5]	0	[5]
Resort Lending	0	[5]	0	[5]
Installment [Abstract]
Home equity - 1st lien	0	[5]	0	[5]
Payment plan receivables [Abstract]
Full refund/partial refund			0	[5]
Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Trading securities	0		0
Securities available for sale	0		0
Derivatives	0		0
Liabilities [Abstract]
Derivatives	0		0
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	9,197,000		7,773,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets [Abstract]
Trading securities	0		0
Loans held for sale	0		0
Derivatives	0	[1]	0	[1]
Liabilities [Abstract]
Derivatives	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Commercial Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Private Label Residential Mortgage-Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Other Asset Backed [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of States and Political Subdivisions [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Corporate [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred [Member]
Assets [Abstract]
Securities available for sale	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
ASSETS [Abstract]
Capitalized mortgage loan servicing rights	9,197,000	[3]	7,773,000	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans [Member]
Commercial [Abstract]
Income producing - real estate	869,000	[4]	1,997,000	[4]
Land, land development & construction - real estate	354,000	[4]	673,000	[4]
Commercial and industrial	2,601,000	[4]	2,927,000	[4]
Mortgage [Abstract]
1-4 Family	1,306,000	[4]	1,455,000	[4]
Resort Lending			340,000	[4]
Commercial [Abstract]
Income producing - real estate	869,000	[4]	1,997,000	[4]
Land, land development & construction - real estate	354,000	[4]	673,000	[4]
Commercial and industrial	2,601,000	[4]	2,927,000	[4]
Mortgage [Abstract]
1-4 Family	1,306,000	[4]	1,455,000	[4]
Resort Lending			340,000	[4]
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member]
Commercial [Abstract]
Income producing - real estate	479,000	[5]	559,000	[5]
Land, land development & construction - real estate	737,000	[5]	1,047,000	[5]
Mortgage [Abstract]
1-4 Family	102,000	[5]	337,000	[5]
Resort Lending	575,000	[5]	1,257,000	[5]
Commercial [Abstract]
Income producing - real estate	479,000	[5]	559,000	[5]
Land, land development & construction - real estate	737,000	[5]	1,047,000	[5]
Mortgage [Abstract]
1-4 Family	102,000	[5]	337,000	[5]
Resort Lending	575,000	[5]	1,257,000	[5]
Installment [Abstract]
Home equity - 1st lien	13,000	[5]	29,000	[5]
Payment plan receivables [Abstract]
Full refund/partial refund			$ 2,668,000	[5]

[1]	Included in accrued income and other assets
[2]	Included in accrued expenses and other liabilities
[3]	Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
[4]	Only includes impaired loans with specific loss allocations based on collateral value.
[5]	Only includes other real estate with subsequent write downs to fair value.